Significant Accounting Policies (Details) - Schedule of Computing Straight-line Amortization	12 Months Ended
Dec. 31, 2023
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Property, plant and equipment, depreciation percentage	10.00%
Internal Use Software [Member]
Finite-Lived Intangible Assets [Line Items]
Property, plant and equipment, depreciation percentage	33.00%